Note 38 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019 [1]
Statement Line Items [Line Items]
Revenue	$ 100,002	$ 75,826		$ 68,399
Inter-segmental revenue
Royalty	(5,007)	(3,854)		(3,426)
Production costs	(43,711)	(36,400)		(39,315)
Depreciation	(4,628)	(4,434)		(4,071)
Other income	4,765	2,274		7,101
Other expenses	(5,315)	(666)		(336)
Administrative expenses	(7,997)	(5,637)		(6,465)
Management fee
Cash-settled share-based expense	(1,413)	(689)		(315)
Net foreign exchange gain (loss)	4,305	29,661		223
Fair value loss on derivative assets	(266)	(601)		(360)
Net finance cost	(305)	(198)
Dividends (paid) received
Profit before tax	40,430	60,691		21,201
Tax expense	(15,173)	(10,290)		(7,445)
Profit for the year	25,257	50,401		$ 13,756
Current (excluding intercompany)	44,586	29,839	[1]		$ 28,168
Non-Current (excluding intercompany)	133,334	113,714	[1]		97,525
Additions other than through business combinations, property, plant and equipment	24,778	20,423
Expenditure on evaluation and exploration assets (note 18)	3,059	172
Intercompany balances
Current (excluding intercompany)	(9,964)	(9,879)	[1]		(12,198)
Non-current (excluding intercompany)	(9,913)	(8,957)	[1]		$ (34,687)
Intercompany balances
Profit with sale of subsidiary		5,409
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue
Inter-segmental revenue	(23,214)	(15,194)
Royalty
Production costs	20,639	13,618
Depreciation	424	350
Other income
Other expenses
Administrative expenses	10
Management fee
Cash-settled share-based expense	634
Net foreign exchange gain (loss)	(272)
Fair value loss on derivative assets
Net finance cost
Dividends (paid) received
Profit before tax	(1,779)	(1,226)
Tax expense	380	192
Profit for the year	(1,399)	(1,034)
Current (excluding intercompany)	(194)	(139)
Non-Current (excluding intercompany)	(4,237)	(2,456)
Additions other than through business combinations, property, plant and equipment	(1,887)	(1,165)
Expenditure on evaluation and exploration assets (note 18)
Intercompany balances	(69,144)	(52,783)
Current (excluding intercompany)
Non-current (excluding intercompany)	264	140
Intercompany balances	69,144	52,783
Profit with sale of subsidiary
Material reconciling items [member]
Statement Line Items [Line Items]
Revenue
Inter-segmental revenue		(779)
Royalty
Production costs
Depreciation	(41)	(49)
Other income
Other expenses	(21)
Administrative expenses	(5,614)	(3,775)
Management fee
Cash-settled share-based expense	(1,933)	(289)
Net foreign exchange gain (loss)	(173)	18
Fair value loss on derivative assets	(102)	(601)
Net finance cost		44
Dividends (paid) received	3,553
Profit before tax	(4,331)	(22)
Tax expense	(253)	(128)
Profit for the year	(4,584)	(150)
Current (excluding intercompany)	12,390	4,987
Non-Current (excluding intercompany)	3,287	244
Additions other than through business combinations, property, plant and equipment	123	248
Expenditure on evaluation and exploration assets (note 18)	2,961
Intercompany balances	44,910	43,914
Current (excluding intercompany)	(1,336)	(1,156)
Non-current (excluding intercompany)	(2,112)	5
Intercompany balances	(35,124)	(17,784)
Profit with sale of subsidiary		5,409
Zimbabwean operations [member]
Statement Line Items [Line Items]
Revenue	100,002	75,826
Inter-segmental revenue
Royalty	(5,007)	(3,854)
Production costs	(44,032)	(36,278)
Depreciation	(4,920)	(4,645)
Other income	4,751	2,016
Other expenses	(5,180)	(498)
Administrative expenses	(156)	(126)
Management fee	(2,492)	(2,798)
Cash-settled share-based expense		(234)
Net foreign exchange gain (loss)	4,618	29,634
Fair value loss on derivative assets
Net finance cost	(352)	(299)
Dividends (paid) received	(2,198)
Profit before tax	45,034	58,744
Tax expense	(14,446)	(9,529)
Profit for the year	30,588	49,215
Current (excluding intercompany)	27,070	21,608
Non-Current (excluding intercompany)	133,568	115,611
Additions other than through business combinations, property, plant and equipment	26,391	21,293
Expenditure on evaluation and exploration assets (note 18)	98	172
Intercompany balances	17,482
Current (excluding intercompany)	(6,831)	(7,177)
Non-current (excluding intercompany)	(8,065)	(9,085)
Intercompany balances		(2,441)
Profit with sale of subsidiary
South African operations [member]
Statement Line Items [Line Items]
Revenue
Inter-segmental revenue	23,214	15,973
Royalty
Production costs	(20,318)	(13,740)
Depreciation	(91)	(90)
Other income	14	258
Other expenses	(114)	(168)
Administrative expenses	(2,237)	(1,736)
Management fee	2,492	2,798
Cash-settled share-based expense	(114)	(166)
Net foreign exchange gain (loss)	132	9
Fair value loss on derivative assets	(164)
Net finance cost	47	57
Dividends (paid) received	(1,355)
Profit before tax	1,506	3,195
Tax expense	(854)	(825)
Profit for the year	652	2,370
Current (excluding intercompany)	5,320	3,383
Non-Current (excluding intercompany)	716	315
Additions other than through business combinations, property, plant and equipment	151	47
Expenditure on evaluation and exploration assets (note 18)
Intercompany balances	6,752	8,869
Current (excluding intercompany)	(1,797)	(1,546)
Non-current (excluding intercompany)		(17)
Intercompany balances	$ (34,020)	(32,558)
Profit with sale of subsidiary

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.